Statements Of Convertible Preferred Stock, Stockholders' Deficit And Members' Equity - USD ($)		Total		Previously Reported	Convertible Preferred Stock	Common Stock		Capital Units	Capital Units Previously Reported	Incentive Units	Incentive Units Previously Reported	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Accumulated Deficit	Accumulated Deficit Previously Reported
Beginning Balance at Dec. 31, 2019		$ 613,520						$ 9,118,198				$ 817,882		$ (9,322,560)
Beginning Balance, Shares at Dec. 31, 2019								8,748,276		1,823,017
Issuance of capital units, net of issuance costs,Shares								680,730
Issuance of capital units, net of issuance costs		1,562,842						$ 1,562,842
Vesting of incentive units										$ 164,457
Stock-based compensation expense		101,040										101,040
Net loss		(2,125,487)												(2,125,487)
Ending Balance at Dec. 31, 2020					$ 0
Ending Balance at Dec. 31, 2020		151,915	[1]	$ 151,915				$ 10,681,040	$ 10,681,040				$ 918,922		$ (11,448,047)
Ending Balance, Shares at Dec. 31, 2020								9,429,006	9,429,006		1,987,474
Issuance of common stock upon exercise of stock options	[1]	$ 180,000				$ 31						179,969
Common stock exercised		308,443				308,443	[1]
Issuance of convertible preferred stock, net of issuance costs					$ 10,176,413
Issuance of convertible preferred stock, net of issuance costs, Shares					4,373,752
Vesting of incentive units										$ 32,939
Conversion of capital units into convertible preferred stock, Temporary equity value		$ (10,681,040)			$ 10,681,040			$ (10,681,040)
Conversion of capital units into convertible preferred stock, Temporary equity shares					9,429,006			(9,429,006)
Cancellation of incentive units upon corporate reorganization, Shares										(2,020,413)
Stock-based compensation expense		1,114,656										1,114,656
Net loss		(5,451,778)												(5,451,778)
Ending Balance at Dec. 31, 2021		$ 20,857,453			$ 20,857,453
Ending Balance, Shares at Dec. 31, 2021		13,802,758			13,802,758
Ending Balance at Dec. 31, 2021		$ (14,686,247)	[1]			$ 31		$ 0				$ 2,213,547		$ (16,899,825)
Ending Balance, Shares at Dec. 31, 2021						308,443		0

[1]	Retroactively adjusted for the reverse recapitalization as described in Note 1.